Dec. 31, 2024
Lazard Equity Megatrends ETF | Lazard Equity Megatrends ETF
Investment Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Active ETF Trust (the “Trust”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.60%
Other Expenses[1,2]	None
Total Annual Portfolio Operating Expenses	.60%
Fee Waiver[3]	.10%
Total Annual Portfolio Operating Expenses After Fee Waiver	.50%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.
[3]	The Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of .10% of average daily net assets. This fee waiver arrangement will continue for at least one year from the date of this Prospectus, and prior to such date the Investment Manager may not terminate the arrangement without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to any waiver and/or the expense reimbursement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$ 50	$ 181

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Principal Investment Strategies

The Portfolio will seek to achieve its investment objective by investing primarily in an actively managed portfolio of established, well managed companies located around the world, including emerging markets. The Portfolio typically invests in companies with market capitalizations generally over $5 billion at the time of purchase. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions.

In seeking to achieve the investment objective of the Portfolio, the Investment Manager intends to pursue a thematic investment approach that is proprietary to the Investment Manager. This approach aims to identify trends that are “megatrends” (i.e., significant macroeconomic trends) or “themes” (resulting from changes over time in global, economic and social factors such as, for example, demographics, lifestyles, governmental policies and spending, regulations, technological innovation or the environment) and select investments that it expects to benefit from or which are well positioned to take advantage of those trends.

The Investment Manager will accordingly seek to identify companies, which, in the Investment Manager’s view based upon its proprietary research, are likely to benefit from the global long-term market themes or trends it identifies, taking into account factors such as the quality, growth prospects and valuation of such companies, which factors are assessed and identified by the Investment Manager through the bottom-up fundamental company research undertaken by the Investment Manager’s team of analysts.

This fundamental analysis is conducted to develop an in-depth understanding of the fundamentals of each company coming within the investable universe. This is achieved, for example, through examining a company’s financials and analyzing a company’s quality and depth of management (i.e., the caliber and effectiveness of the company’s management team). It is also achieved by assessing a company’s competitive environment (i.e., the environment in which a business competes and functions and its position relative to its competitors), return potential (a company’s potential for growth and generation of profits) and valuation (the value attributed to a company based on earnings, cash flows, profits etc.). By undertaking this form of investment analysis, the Investment Manager builds an understanding of each stock’s risk-reward profile. The Investment Manager conducts this fundamental assessment for each company in the Portfolio, both prior to the initial investment and from time to time.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities (including common and preferred stock, warrants and rights, American Depositary Receipts (“ADRs”), and Global Depositary Receipts). Emerging market countries include all countries represented by the MSCI Emerging Markets Index, which as of January 31, 2025 includes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The Portfolio may invest in exchange-traded funds (“ETFs”). The Portfolio may, but is not required to, enter into futures contracts or swap agreements, in each case for hedging purposes or to seek to increase returns.

The Investment Manager may seek to hedge some or all foreign currency exposure in the Portfolio against movements relative to the US dollar by entering into foreign currency forward contracts, but the Investment Manager may determine not to hedge some or all of the Portfolio’s foreign currency exposure from time-to-time or at any time.

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

Performance Bar Chart and Table

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.lazardassetmanagement.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.